CONVERTIBLE NOTES (Narrative) (Details) - USD ($)						1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 02, 2020	Jul. 01, 2019	Jan. 02, 2019	Jul. 03, 2018	Jan. 02, 2018	Jun. 30, 2017	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2019
Disclosure of detailed information about borrowings [line items]
Shares issued for interest on convertible note (Shares)									545,721
Shares issued for interest on convertible note									$ 687,000
Gain (loss) on warrant derivative							$ 3,051,000	$ (1,986,000)
Gain (loss) of fair value of financial instruments							3,129,000	(2,273,000)
Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 19,990,000	$ 19,990,000	$ 19,990,000	$ 20,000,000	$ 16,075,000		14,853,000	$ 14,853,000
Borrowings, interest rate						6.875%
Maximum number of common shares						2,954,278
Description of conversion of debt to equity							The initial conversion rate of the Convertible Notes will be 1,001.1112 common shares per $1,000 principal amount of Convertible Notes, which is equivalent to an initial conversion price of approximately $0.9989 per common share, representing a conversion premium of approximately 15% above the NYSE American closing sale price for the Company's Common Shares of $0.8686 per share on June 27, 2017. After giving effect to the December 13, 2018 share consolidation, the conversion rate is 100.1111 per US$1,000 which is equivalent to a conversion price of approximately $9.989 per common share.
Convertible Note Derivatives						$ 5,381,000	$ 106,000		$ 184,000	184,000
Transaction costs						1,049,000				$ 79,000
Value attributed to debt portion of convertible notes						$ 13,570,000
Shares issued for interest on convertible note (Shares)			545,721	757,924	244,063
Shares issued for interest on convertible note		$ 687,000	$ 687,160	$ 724,780	$ 691,110
Gain (loss) on warrant derivative							(3,051,000)
Gain (loss) of fair value of financial instruments							$ 78,000	$ (287,000)
Convertible Notes [Member] | Subsequent Event [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 19,990,000
Shares issued for interest on convertible note (Shares)	517,465
Shares issued for interest on convertible note	$ 687,000